September 12, 2025

Via EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Stone Ridge Trust File Nos. 333-184477; 811-22761

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), Stone Ridge Trust (the “Trust”) hereby certifies that the form of prospectus and statement of additional information for LifeX 2028 Income Bucket ETF and LifeX 2030 Income Bucket ETF that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in the Trust’s Post-Effective Amendment No. 108 to its Registration Statement on Form N-1A, which was filed by electronic transmission on September 11, 2025 pursuant to Rule 485(b) under the 1933 Act.

If you have any questions concerning this filing, please call me at (212) 257-4781.

Sincerely,

/s/ Daniel W. Whitney
Daniel W. Whitney